Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenues	$ 4,138	$ 3,868
Cost of revenues	1,943	1,424
Gross profit	2,195	2,444
Research and development expenses	5,877	3,809
Sales and marketing expenses	1,917	1,063
General and administrative expenses	4,125	1,714
Operating loss	9,724	4,142
Financial expenses (income), net	171	(412)
Net loss and comprehensive loss	$ 9,895	$ 3,730
Basic and diluted net loss per share (in Dollars per share)	$ 0.35	$ 0.22
Weighted average number of shares outstanding used in computing basic and diluted net loss per share (in Shares)	28,548,676	17,128,903